CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statement of Financial Position [Abstract]
Cash and cash equivalents	¥ 2,433,279	$ 352,792	¥ 2,443,419
Restricted cash	198,727	28,813	295,910
Term deposits	232,432	33,699	83,294
Investment in marketable securities	200,679	29,096	169,815
Accounts receivable, net of allowance for doubtful accounts of RMB1,444,000 and RMB1,444,582 as of December 31, 2021 and 2022, respectively	92,230	13,372	83,823
Other receivables, net of allowance for doubtful accounts of RMB65,647 and RMB26,861 as of December 31, 2021 and 2022, respectively	116,225	16,851	70,601
Loan receivables, net of allowance for doubtful accounts of RMB350,425 and RMB441,359 as of December 31, 2021 and 2022, respectively	146,177	21,194	260,224
Amount due from related party			41,750
Prepaid expenses and other assets	222,736	32,294	751,878
Long-term investments, net	530,207	76,873	727,426
Operating lease right-of-use assets, net	8,659	1,255	18,519
Property, equipment and software, net	69,389	10,060	43,551
Goodwill	24,730	3,586	22,117
Intangible assets, net	35,135	5,094	37,283
TOTAL ASSETS	4,310,605	624,979	5,049,610
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 46,175 and RMB 8,802 as of December 31, 2021 and 2022, respectively)	8,955	1,298	46,970
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 12,054 and RMB 15,685 as of December 31, 2021 and 2022, respectively)	15,745	2,283	14,544
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 255,618 and RMB 298,785 as of December 31, 2021 and 2022, respectively)	303,999	44,076	281,297
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 138,144 and RMB 76,138 as of December 31, 2021 and 2022, respectively)	250,346	36,297	467,248
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs’ subsidiaries without resource to the Group of RMB 9,700 and RMB 4,918 as of December 31, 2021 and 2022, respectively)	8,316	1,206	17,909
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 23,967 and RMB 991,498 as of December 31, 2021 and 2022, respectively)	5,142	746	23,967
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 5,041 and RMB 4,233 as of December 31, 2021 and 2022, respectively)	7,126	1,033	7,730
TOTAL LIABILITIES	599,629	86,939	859,665
Commitments and Contingencies (Note 20)
Preferred shares (US$0.00001 par value; 20,000,000 shares authorized as of December 31, 2021 and December 31, 2022; no share issued and outstanding as of December 31, 2021 and 2022)
Class A ordinary shares (US$ 0.00001 par value; 460,000,000 shares authorized; 170,161,275 and 174,304,260 shares issued and outstanding as of December 31,2021 and December 31,2022, respectively)	1		1
Class B ordinary shares (US$ 0.00001 par value; 200,000,000 shares authorized; 61,162,400 and 61,162,400 shares issued and outstanding as of December 31, 2021 and December 31,2022，respectively)	1		1
Additional paid-in capital	5,786,068	838,901	5,780,609
Statutory reserves	465,495	67,490	466,468
Deficit	(2,686,354)	(389,485)	(2,057,773)
Accumulated other comprehensive loss	90,988	13,192	(55,107)
Total 9F Inc. shareholders’ equity	3,656,199	530,098	4,134,199
Non-controlling interest	54,777	7,942	55,746
Total shareholders’ equity	3,710,976	538,040	4,189,945
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	¥ 4,310,605	$ 624,979	¥ 5,049,610